Document and Entity Information	Feb. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2021
Entity Registrant Name	TREX COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14649
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	160 Exeter Drive
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22603-8605
City Area Code	540
Local Phone Number	542-6300
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001069878
Title of 12(b) Security	Common stock
Trading Symbol	TREX
Security Exchange Name	NYSE